Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials and consumables	$ 2,779	$ 2,327
Total Inventories	$ 2,779	$ 2,327